Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		₩ 625,418		₩ 594,355
Book value		502,443		502,829		₩ 435,107
Fair value		502,443		502,829
Listed equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		325,220		324,790
Book value		285,054		300,057		273,826
Fair value		₩ 285,054		₩ 300,057
Korea District Heating Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,264,068		2,264,068
Ownership		19.55%		19.55%
Acquisition Cost		₩ 173,201		₩ 173,201
Book value		55,356		64,526
Fair value		₩ 55,356		₩ 64,526
KG Mobility Co., Ltd. (formerly, Ssangyong Motor Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12,205		12,205
Ownership		0.01%		0.03%
Acquisition Cost		₩ 428		₩ 428
Book value		106		107
Fair value		₩ 106		₩ 107
SM Korea Line Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		180		180
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		0		0
Fair value		₩ 0		₩ 0
Namkwang Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		46		121
Ownership		0.00%		0.00%
Acquisition Cost		₩ 15		₩ 15
Book value		0		0
Fair value		₩ 0		₩ 0
Bumyang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		35		35
Ownership		0.00%		0.00%
Acquisition Cost		₩ 2		₩ 2
Book value		0		0
Fair value		₩ 0		₩ 0
ELCOMTEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		32,875		32,875
Ownership		0.04%		0.04%
Acquisition Cost		₩ 217		₩ 217
Book value		43		34
Fair value		₩ 43		₩ 34
PAN Ocean Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,492		1,492
Ownership		0.00%		0.00%
Acquisition Cost		₩ 14		₩ 14
Book value		6		9
Fair value		₩ 6		₩ 9
STX Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		68,874		7,419
Ownership		0.24%		0.03%
Acquisition Cost		₩ 537		₩ 107
Book value		806		54
Fair value		₩ 806		₩ 54
Codes Combine Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		291		291
Ownership		0.00%		0.00%
Acquisition Cost		₩ 1		₩ 1
Book value		1		1
Fair value		₩ 1		₩ 1
PT Adaro Energy Tbk.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		480,000,000		480,000,000
Ownership		1.50%		1.50%
Acquisition Cost		₩ 65,028		₩ 65,028
Book value		95,505		149,503
Fair value		₩ 95,505		₩ 149,503
Denison Mines Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		58,284,000		58,284,000
Ownership		6.54%		7.09%
Acquisition Cost		₩ 84,134		₩ 84,134
Book value		131,790		84,502
Fair value		₩ 131,790		₩ 84,502
Fission Uranium Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		100,000		100,000
Ownership		0.01%		1.73%
Acquisition Cost		₩ 41		₩ 41
Book value		105		75
Fair value		₩ 105		₩ 75
SangSangin Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,457		5,831
Ownership		0.01%		0.01%
Acquisition Cost		₩ 38		₩ 38
Book value		3		3
Fair value		₩ 3		₩ 3
Vitzosys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		399		399
Ownership		0.00%		0.00%
Acquisition Cost		₩ 2		₩ 2
Book value		0		0
Fair value		₩ 0		₩ 0
EMnI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		628		628
Ownership		0.00%		0.00%
Acquisition Cost		₩ 25		₩ 25
Book value		1		3
Fair value		₩ 1		₩ 3
Vissem electronics, Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		301		229
Ownership		0.00%		0.00%
Acquisition Cost		₩ 11		₩ 11
Book value		1		1
Fair value		₩ 1		₩ 1
KC Industry Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		139		139
Ownership		0.00%		0.00%
Acquisition Cost		₩ 6		₩ 6
Book value		0		0
Fair value		₩ 0		₩ 0
Ihsung CNI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		142,860		142,860
Ownership		4.81%		4.81%
Acquisition Cost		₩ 1,500		₩ 1,500
Book value		1,327		1,229
Fair value		₩ 1,327		₩ 1,229
Aone Alform Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,672		2,672
Ownership		0.04%		0.04%
Acquisition Cost		₩ 19		₩ 19
Book value		4		10
Fair value		₩ 4		10
BDI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	6,390,478
Ownership	[1]	32.54%
Acquisition Cost	[1]	₩ 0
Book value	[1]	0
Fair value	[1]	0
Unlisted equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[2]	295,627		269,065
Book value		212,762	[2]	202,243	[2]	₩ 160,790
Fair value	[2]	₩ 212,762		₩ 202,243
Intellectual Discovery Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			200,000
Ownership	[2]			6.00%
Acquisition Cost	[2]			₩ 5,000
Book value	[2]			954
Fair value	[2]			₩ 954
Hwan Young Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	10,916		10,916
Ownership	[2]	0.14%		0.14%
Acquisition Cost	[2]	₩ 1,092		₩ 1,092
Book value	[2]	97		97
Fair value	[2]	₩ 97		₩ 97
SAMBO AUTO. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	15,066		15,066
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 38		₩ 38
Book value	[2]	38		38
Fair value	[2]	₩ 38		₩ 38
Mobo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	504		504
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
Dae Kwang Semiconductor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	589		589
Ownership	[2]	0.07%		0.07%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Sanbon Department Store
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	828		828
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 124		₩ 124
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Miju Steel Mfg. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,097		1,097
Ownership	[2]	0.23%		0.23%
Acquisition Cost	[2]	₩ 50		₩ 50
Book value	[2]	50		50
Fair value	[2]	₩ 50		₩ 50
Sungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	117		117
Ownership	[2]	0.07%		0.07%
Acquisition Cost	[2]	₩ 29		₩ 29
Book value	[2]	29		29
Fair value	[2]	₩ 29		₩ 29
IMHWA Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	329		329
Ownership	[2]	0.11%		0.11%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
DALIM Special Vehicle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	58		58
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Moonkyung Silica Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	42		42
Ownership	[2]	0.56%		0.56%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Sungkwang Timber Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3		3
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
KS Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	12		12
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Joongang Platec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3,591		3,591
Ownership	[2]	0.75%		0.75%
Acquisition Cost	[2]	₩ 72		₩ 72
Book value	[2]	35		35
Fair value	[2]	₩ 35		₩ 35
Pyungsan SI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	434		434
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Samgong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	12		12
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Joongang Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	540		540
Ownership	[2]	0.12%		0.12%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Newasia Co., Ltd. (formerly, AJS Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	12,906		12,906
Ownership	[2]	0.23%		0.23%
Acquisition Cost	[2]	₩ 32		₩ 32
Book value	[2]	32		32
Fair value	[2]	₩ 32		₩ 32
MSE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	429		429
Ownership	[2]	0.13%		0.13%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Ilrim Nano Tec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,520		1,520
Ownership	[2]	0.07%		0.07%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Ilsuk Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	152		152
Ownership	[2]	0.17%		0.17%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Zyle Daewoo Motor Sales Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	22		22
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Daewoo Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8		8
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Seyang Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	537		537
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 27		₩ 27
Book value	[2]	30		30
Fair value	[2]	₩ 30		₩ 30
Seungri Enterprise Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	93		93
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Shin-E P&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,569		1,569
Ownership	[2]	0.64%		0.64%
Acquisition Cost	[2]	₩ 110		₩ 110
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Ejung Ad Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	132		132
Ownership	[2]	0.09%		0.09%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Solvus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,056		1,056
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Myung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	89		89
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Biwang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	406		406
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Young Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	89		89
Ownership	[2]	0.40%		0.40%
Acquisition Cost	[2]	₩ 26		₩ 26
Book value	[2]	26		26
Fair value	[2]	₩ 26		₩ 26
Yuil Industrial Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	804		804
Ownership	[2]	0.32%		0.32%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Woojin Industry Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3		3
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 16		₩ 16
Book value	[2]	16		16
Fair value	[2]	₩ 16		₩ 16
Kwang Sung Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	325		325
Ownership	[2]	0.35%		0.35%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Futech Mold Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	274		274
Ownership	[2]	0.27%		0.27%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
Woojoo Environment Ind. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	101		101
Ownership	[2]	0.11%		0.11%
Acquisition Cost	[2]	₩ 13		₩ 13
Book value	[2]	13		13
Fair value	[2]	₩ 13		₩ 13
Hyungji Esquire Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	61		61
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Morado Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	209		209
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Myung Sung Tex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	20		20
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Kwang Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	610		610
Ownership	[2]	0.53%		0.53%
Acquisition Cost	[2]	₩ 31		₩ 31
Book value	[2]	31		31
Fair value	[2]	₩ 31		₩ 31
Seen Business and Technology Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	29,424		29,424
Ownership	[2]	0.73%		0.73%
Acquisition Cost	[2]	₩ 148		₩ 148
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Woobang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8		8
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Shin Pyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	6		6
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
JMC Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2,724		2,724
Ownership	[2]	0.10%		0.10%
Acquisition Cost	[2]	₩ 27		₩ 27
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Najin Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	37		37
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Sinkwang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,091		1,091
Ownership	[2]	1.68%		1.68%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Elephant & Friends Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	563		563
Ownership	[2]	0.61%		0.61%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Mireco Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	109		109
Ownership	[2]	0.25%		0.25%
Acquisition Cost	[2]	₩ 11		₩ 11
Book value	[2]	11		11
Fair value	[2]	₩ 11		₩ 11
L&K Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,615		1,615
Ownership	[2]	0.60%		0.60%
Acquisition Cost	[2]	₩ 24		₩ 24
Book value	[2]	24		24
Fair value	[2]	₩ 24		₩ 24
JO Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,263		1,263
Ownership	[2]	0.62%		0.62%
Acquisition Cost	[2]	₩ 25		₩ 25
Book value	[2]	25		25
Fair value	[2]	₩ 25		₩ 25
Kendae Printing Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	422		422
Ownership	[2]	0.60%		0.60%
Acquisition Cost	[2]	₩ 21		₩ 21
Book value	[2]	21		21
Fair value	[2]	₩ 21		₩ 21
Dauning Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	231		231
Ownership	[2]	0.41%		0.41%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Korea Trecision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	22		22
Ownership	[2]	0.45%		0.45%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Hurim Biocell Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,021		1,021
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Smart Power Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			133,333
Ownership	[2]			4.14%
Acquisition Cost	[2]			₩ 200
Book value	[2]			200
Fair value	[2]			₩ 200
Sunjin Power Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	4,941		4,941
Ownership	[2]	0.92%		0.92%
Acquisition Cost	[2]	₩ 247		₩ 247
Book value	[2]	32		32
Fair value	[2]	₩ 32		₩ 32
Beer Yeast Korea Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,388		1,388
Ownership	[2]	0.43%		0.43%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
B CON Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	96		96
Ownership	[2]	1.16%		1.16%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Ace Integration Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	105		105
Ownership	[2]	0.09%		0.09%
Acquisition Cost	[2]	₩ 24		₩ 24
Book value	[2]	24		24
Fair value	[2]	₩ 24		₩ 24
AceInti Agricultural Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	16		16
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
KyungDong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	130		130
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
ChunWon Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	193		193
Ownership	[2]	0.19%		0.19%
Acquisition Cost	[2]	₩ 39		₩ 39
Book value	[2]	39		39
Fair value	[2]	₩ 39		₩ 39
SungLim Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	29		29
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Korea Minerals Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	191		191
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 134		₩ 134
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
HyoDong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	128		128
Ownership	[2]	0.16%		0.16%
Acquisition Cost	[2]	₩ 25		₩ 25
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
JoHyun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	350		350
Ownership	[2]	1.56%		1.56%
Acquisition Cost	[2]	₩ 18		₩ 18
Book value	[2]	18		18
Fair value	[2]	₩ 18		₩ 18
KC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	5,107		5,107
Ownership	[2]	0.17%		0.17%
Acquisition Cost	[2]	₩ 26		₩ 26
Book value	[2]	26		26
Fair value	[2]	₩ 26		₩ 26
SeongJi Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	41		41
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Seyang Precision Ind.Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	829		829
Ownership	[2]	0.23%		0.23%
Acquisition Cost	[2]	₩ 41		₩ 41
Book value	[2]	41		41
Fair value	[2]	₩ 41		₩ 41
Dooriwon Food System Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	13		13
Ownership	[2]	0.27%		0.27%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Sung Kwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	23		23
Ownership	[2]	0.37%		0.37%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Shinheung Petrol. Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	699		699
Ownership	[2]	0.14%		0.14%
Acquisition Cost	[2]	₩ 35		₩ 35
Book value	[2]	35		35
Fair value	[2]	₩ 35		₩ 35
Force TEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			3,501
Ownership	[2]			0.02%
Acquisition Cost	[2]			₩ 18
Book value	[2]			18
Fair value	[2]			₩ 18
Samsung Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	486		486
Ownership	[2]	1.28%		1.28%
Acquisition Cost	[2]	₩ 97		₩ 97
Book value	[2]	36		36
Fair value	[2]	₩ 36		₩ 36
Younil Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	41		41
Ownership	[2]	0.21%		0.21%
Acquisition Cost	[2]	₩ 21		₩ 21
Book value	[2]	21		21
Fair value	[2]	₩ 21		₩ 21
Sevenvalley JC (formerly, CJ Paradise Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	24		24
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 12		₩ 12
Book value	[2]	12		12
Fair value	[2]	₩ 12		₩ 12
Han Young Technology Company Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	35		35
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Ptotronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	843		843
Ownership	[2]	0.42%		0.42%
Acquisition Cost	[2]	₩ 84		₩ 84
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
NFT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	136		136
Ownership	[2]	0.40%		0.40%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Hyundaitech Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,363		1,363
Ownership	[2]	0.87%		0.87%
Acquisition Cost	[2]	₩ 27		₩ 27
Book value	[2]	27		27
Fair value	[2]	₩ 27		₩ 27
Dasan Material Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	29		29
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Fish World Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	47		47
Ownership	[2]	0.21%		0.21%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
SG Shinsung Engineering and Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	10		10
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Samdo Industry Electric Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	48		48
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Taejung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	9,268		9,268
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Shinsei Trading Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	64		64
Ownership	[2]	0.72%		0.72%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Dynamic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	111		111
Ownership	[2]	0.19%		0.19%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Green Alchemy Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	38,202		38,202
Ownership	[2]	1.48%		1.48%
Acquisition Cost	[2]	₩ 191		₩ 191
Book value	[2]	17		17
Fair value	[2]	₩ 17		₩ 17
Youone TBM Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			615
Ownership	[2]			0.27%
Acquisition Cost	[2]			₩ 31
Book value	[2]			31
Fair value	[2]			₩ 31
KM Leatech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,648		1,648
Ownership	[2]	0.98%		0.98%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Semist Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	555		555
Ownership	[2]	0.80%		0.80%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Sewon Bus Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	12		12
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Enertec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	7,937		7,937
Ownership	[2]	0.19%		0.19%
Acquisition Cost	[2]	₩ 44		₩ 44
Book value	[2]	44		44
Fair value	[2]	₩ 44		₩ 44
Sangji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	20		20
Ownership	[2]	0.26%		0.26%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Bellie Doughnuts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	169		169
Ownership	[2]	0.19%		0.19%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
AIRTECH Information communication Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			2,379
Ownership	[2]			0.60%
Acquisition Cost	[2]			₩ 12
Book value	[2]			12
Fair value	[2]			₩ 12
Kiscom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			1,493
Ownership	[2]			0.04%
Acquisition Cost	[2]			₩ 1
Book value	[2]			1
Fair value	[2]			₩ 1
Set Holding
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,100,220	[3]	1,100,220	[4]
Ownership	[2]	2.50%	[3]	2.50%	[4]
Acquisition Cost	[2]	₩ 229,255	[3]	₩ 229,255	[4]
Book value	[2]	165,923	[3]	163,580	[4]
Fair value	[2]	₩ 165,923	[3]	₩ 163,580	[4]
Choheung packing Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	61		61
Ownership	[2]	0.13%		0.13%
Acquisition Cost	[2]	₩ 12		₩ 12
Book value	[2]	12		12
Fair value	[2]	₩ 12		₩ 12
Jaewoo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	359		359
Ownership	[2]	0.24%		0.24%
Acquisition Cost	[2]	₩ 11		₩ 11
Book value	[2]	11		11
Fair value	[2]	₩ 11		₩ 11
Wooyang HC Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,375		1,375
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 159		₩ 159
Book value	[2]	13		13
Fair value	[2]	₩ 13		₩ 13
TheYeonriji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	116		116
Ownership	[2]	0.10%		0.10%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Flusys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	9		9
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
DongSeo Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	347		347
Ownership	[2]	0.07%		0.07%
Acquisition Cost	[2]	₩ 17		₩ 17
Book value	[2]	17		17
Fair value	[2]	₩ 17		₩ 17
Daewoo Display Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	177		177
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
NTS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	143		143
Ownership	[2]	0.22%		0.22%
Acquisition Cost	[2]	₩ 36		₩ 36
Book value	[2]	36		36
Fair value	[2]	₩ 36		₩ 36
AID CO., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,212		1,212
Ownership	[2]	0.57%		0.57%
Acquisition Cost	[2]	₩ 36		₩ 36
Book value	[2]	36		36
Fair value	[2]	₩ 36		₩ 36
Changwon Eco-friendly farming corp
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3		3
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Kumo Hitech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	6,697		6,697
Ownership	[2]	0.53%		0.53%
Acquisition Cost	[2]	₩ 100		₩ 100
Book value	[2]	32		32
Fair value	[2]	₩ 32		₩ 32
Kyung Pyo Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	186		186
Ownership	[2]	0.76%		0.76%
Acquisition Cost	[2]	₩ 19		₩ 19
Book value	[2]	19		19
Fair value	[2]	₩ 19		₩ 19
Doosung Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	53		53
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Samjoo Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	522		522
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Samkwang Chemical Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	204		204
Ownership	[2]	1.27%		1.27%
Acquisition Cost	[2]	₩ 51		₩ 51
Book value	[2]	51		51
Fair value	[2]	₩ 51		₩ 51
Shinseung Chemical Industy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	5		5
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 60		₩ 60
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
KJ Alloy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	368		368
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
SM Hi-tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	22		22
Ownership	[2]	0.39%		0.39%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Puruen Environment Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	967		967
Ownership	[2]	1.34%		1.34%
Acquisition Cost	[2]	₩ 19		₩ 19
Book value	[2]	19		19
Fair value	[2]	₩ 19		₩ 19
Miretech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	9,111		9,111
Ownership	[2]	0.27%		0.27%
Acquisition Cost	[2]	₩ 18		₩ 18
Book value	[2]	18		18
Fair value	[2]	₩ 18		₩ 18
Sejin Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	17,980		17,980
Ownership	[2]	0.16%		0.16%
Acquisition Cost	[2]	₩ 18		₩ 18
Book value	[2]	18		18
Fair value	[2]	₩ 18		₩ 18
Eun Sung Enterprise Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,131		1,131
Ownership	[2]	0.72%		0.72%
Acquisition Cost	[2]	₩ 17		₩ 17
Book value	[2]	17		17
Fair value	[2]	₩ 17		₩ 17
Shinyoung Textiles Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	523		523
Ownership	[2]	1.01%		1.01%
Acquisition Cost	[2]	₩ 52		₩ 52
Book value	[2]	23		23
Fair value	[2]	₩ 23		₩ 23
Ilwoo Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	41		41
Ownership	[2]	0.28%		0.28%
Acquisition Cost	[2]	₩ 17		₩ 17
Book value	[2]	17		17
Fair value	[2]	₩ 17		₩ 17
Dong-un Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,159		1,159
Ownership	[2]	6.28%		6.28%
Acquisition Cost	[2]	₩ 81		₩ 81
Book value	[2]	34		34
Fair value	[2]	₩ 34		₩ 34
Wongwang Door Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	575		575
Ownership	[2]	1.00%		1.00%
Acquisition Cost	[2]	₩ 29		₩ 29
Book value	[2]	29		29
Fair value	[2]	₩ 29		₩ 29
Mansu Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	344		344
Ownership	[2]	0.25%		0.25%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Eanskorea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	39		39
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Youngdongseafood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	165		165
Ownership	[2]	0.33%		0.33%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Hyunwoo Winstar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1		1
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Sungchang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	159		159
Ownership	[2]	0.31%		0.31%
Acquisition Cost	[2]	₩ 19		₩ 19
Book value	[2]	19		19
Fair value	[2]	₩ 19		₩ 19
Yuchang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	90		90
Ownership	[2]	0.11%		0.11%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Jeongpum Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	322		322
Ownership	[2]	0.35%		0.35%
Acquisition Cost	[2]	₩ 16		₩ 16
Book value	[2]	16		16
Fair value	[2]	₩ 16		₩ 16
Korea Steel Power Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2,761		2,761
Ownership	[2]	1.88%		1.88%
Acquisition Cost	[2]	₩ 55		₩ 55
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Amanex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	10		10
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Dae-A Leisure Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	23		23
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Caffe Bene Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,908		1,908
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Shinjin International Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			4
Ownership	[2]			0.01%
Acquisition Cost	[2]			₩ 1
Book value	[2]			1
Fair value	[2]			₩ 1
Jinhung Packaging Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	4,329		4,329
Ownership	[2]	3.02%		3.02%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Donglim Eng Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	26		26
Ownership	[2]	0.11%		0.11%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
SIP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	274		274
Ownership	[2]	0.55%		0.55%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Clizen Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			615
Ownership	[2]			0.34%
Acquisition Cost	[2]			₩ 31
Book value	[2]			31
Fair value	[2]			₩ 31
Daeji Product Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	15		15
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
SSET Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	181		181
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 18		₩ 18
Book value	[2]	18		18
Fair value	[2]	₩ 18		₩ 18
Sewon PM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	963		963
Ownership	[2]	1.11%		1.11%
Acquisition Cost	[2]	₩ 48		₩ 48
Book value	[2]	48		48
Fair value	[2]	₩ 48		₩ 48
Dawon Yuhwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	506		506
Ownership	[2]	1.94%		1.94%
Acquisition Cost	[2]	₩ 25		₩ 25
Book value	[2]	25		25
Fair value	[2]	₩ 25		₩ 25
Ogokbaekkwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			101
Ownership	[2]			0.12%
Acquisition Cost	[2]			₩ 1
Book value	[2]			1
Fair value	[2]			₩ 1
Ewon materials Co., Ltd. (formerly, Shinwoo Toptech Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	834		834
Ownership	[2]	0.51%		0.51%
Acquisition Cost	[2]	₩ 83		₩ 83
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
KMLC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	281		281
Ownership	[2]	0.14%		0.14%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Seinfood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	13		13
Ownership	[2]	0.17%		0.17%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
TaeSung Eco-Tech. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,368		1,368
Ownership	[2]	4.55%		4.55%
Acquisition Cost	[2]	₩ 34		₩ 34
Book value	[2]	34		34
Fair value	[2]	₩ 34		₩ 34
Kukex Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	639		639
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Youngshin Plus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	104		104
Ownership	[2]	0.12%		0.12%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Chang won Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	22		22
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Samsung Silup Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	47		47
Ownership	[2]	0.19%		0.19%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Samwon Bio Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	390		390
Ownership	[2]	0.25%		0.25%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
IZU KOREA Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	48		48
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Dongdo CNP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	234		234
Ownership	[2]	0.36%		0.36%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Dae Bang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			115
Ownership	[2]			0.13%
Acquisition Cost	[2]			₩ 6
Book value	[2]			6
Fair value	[2]			₩ 6
S.I.T. Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2,213		2,213
Ownership	[2]	0.44%		0.44%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Taejin Hiech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	78		78
Ownership	[2]	0.26%		0.26%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Headone Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	69		69
Ownership	[2]	0.12%		0.12%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
E-Won Solutech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	158		158
Ownership	[2]	0.16%		0.16%
Acquisition Cost	[2]	₩ 40		₩ 40
Book value	[2]	40		40
Fair value	[2]	₩ 40		₩ 40
KPL Circuit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	283		283
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
Road Solar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	12		12
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Han Mi Flexible Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	143		143
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 43		₩ 43
Book value	[2]	43		43
Fair value	[2]	₩ 43		₩ 43
Millennium PNT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	227		227
Ownership	[2]	0.37%		0.37%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
GN Chem Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			40
Ownership	[2]			0.07%
Acquisition Cost	[2]			₩ 1
Book value	[2]			1
Fair value	[2]			₩ 1
Dae Myung Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	114		114
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Nanomicart Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			176
Ownership	[2]			1.06%
Acquisition Cost	[2]			₩ 35
Book value	[2]			35
Fair value	[2]			₩ 35
Young San Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	74		74
Ownership	[2]	0.11%		0.11%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Samchungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	15		15
Ownership	[2]	0.24%		0.24%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Wooyang Frozen Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	66		66
Ownership	[2]	0.82%		0.82%
Acquisition Cost	[2]	₩ 27		₩ 27
Book value	[2]	27		27
Fair value	[2]	₩ 27		₩ 27
Nanomic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	94		94
Ownership	[2]	0.63%		0.63%
Acquisition Cost	[2]	₩ 38		₩ 38
Book value	[2]	38		38
Fair value	[2]	₩ 38		₩ 38
Samsung Nonferrous Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	89		89
Ownership	[2]	0.26%		0.26%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Daewha Fuel Pump Ind., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	83		83
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Addies Direct Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			1
Ownership	[2]			0.00%
Acquisition Cost	[2]			₩ 0
Book value	[2]			0
Fair value	[2]			₩ 0
WorldCnM Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	131		131
Ownership	[2]	1.09%		1.09%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Superone Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,585		1,585
Ownership	[2]	1.45%		1.45%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Buyoung Panji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	478		478
Ownership	[2]	0.44%		0.44%
Acquisition Cost	[2]	₩ 12		₩ 12
Book value	[2]	12		12
Fair value	[2]	₩ 12		₩ 12
International Paint Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	111		111
Ownership	[2]	0.48%		0.48%
Acquisition Cost	[2]	₩ 11		₩ 11
Book value	[2]	11		11
Fair value	[2]	₩ 11		₩ 11
EI Lighting Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	358		358
Ownership	[2]	0.36%		0.36%
Acquisition Cost	[2]	₩ 18		₩ 18
Book value	[2]	18		18
Fair value	[2]	₩ 18		₩ 18
Hightech Mnp Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			123
Ownership	[2]			0.35%
Acquisition Cost	[2]			₩ 6
Book value	[2]			6
Fair value	[2]			₩ 6
Yooseung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	10		10
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Sungkwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	48		48
Ownership	[2]	0.35%		0.35%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Taeyang gasteel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			8
Ownership	[2]			0.02%
Acquisition Cost	[2]			₩ 1
Book value	[2]			1
Fair value	[2]			₩ 1
Ajin KSB Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	204		204
Ownership	[2]	0.31%		0.31%
Acquisition Cost	[2]	₩ 18		₩ 18
Book value	[2]	18		18
Fair value	[2]	₩ 18		₩ 18
Sewon Ceramic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	530		530
Ownership	[2]	1.01%		1.01%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Choyang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	465		465
Ownership	[2]	1.01%		1.01%
Acquisition Cost	[2]	₩ 23		₩ 23
Book value	[2]	23		23
Fair value	[2]	₩ 23		₩ 23
TK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	307		307
Ownership	[2]	0.70%		0.70%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Arari Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	14		14
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
C&S Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,304		1,304
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 13		₩ 13
Book value	[2]	13		13
Fair value	[2]	₩ 13		₩ 13
Global The One of Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	62		62
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Steellife Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	85		85
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
D&C Castech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			330
Ownership	[2]			1.89%
Acquisition Cost	[2]			₩ 25
Book value	[2]			25
Fair value	[2]			₩ 25
Geumhan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	498		498
Ownership	[2]	0.24%		0.24%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Mokgan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	5		5
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Wenex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	373		373
Ownership	[2]	0.53%		0.53%
Acquisition Cost	[2]	₩ 19		₩ 19
Book value	[2]	19		19
Fair value	[2]	₩ 19		₩ 19
Sulim Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	30		30
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Shinkwang Engineering
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	24		24
Ownership	[2]	0.36%		0.36%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Ek Cookware Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	60		60
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
KTTW Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	28		28
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Avajar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,061		1,061
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Woosung I.B. Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	7,071		7,071
Ownership	[2]	0.07%		0.07%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
CAP Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	16		16
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
MSM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	25		25
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Ddpopstyle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	22		22
Ownership	[2]	0.14%		0.14%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Finemetal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	49		49
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Sungkyeong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	52		52
Ownership	[2]	0.24%		0.24%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Newko Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	331		331
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Dongsung Mulsan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	137		137
Ownership	[2]	0.34%		0.34%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
Pizzakorea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	42		42
Ownership	[2]	0.18%		0.18%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Geumdani Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2,377		2,377
Ownership	[2]	1.82%		1.82%
Acquisition Cost	[2]	₩ 36		₩ 36
Book value	[2]	36		36
Fair value	[2]	₩ 36		₩ 36
Mezzanine I-pack Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	38		38
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Ltop Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	36		36
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Simile Aluminium Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	428		428
Ownership	[2]	0.31%		0.31%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
GT Tooling Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	604		604
Ownership	[2]	0.17%		0.17%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Team Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	4,782		4,782
Ownership	[2]	0.37%		0.37%
Acquisition Cost	[2]	₩ 24		₩ 24
Book value	[2]	24		24
Fair value	[2]	₩ 24		₩ 24
Donghwa TCA Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,012		1,012
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 25		₩ 25
Book value	[2]	25		25
Fair value	[2]	₩ 25		₩ 25
Hankook Piaget Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	4		4
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Coco Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	648		648
Ownership	[2]	1.24%		1.24%
Acquisition Cost	[2]	₩ 33		₩ 33
Book value	[2]	33		33
Fair value	[2]	₩ 33		₩ 33
Woori Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	102		102
Ownership	[2]	1.05%		1.05%
Acquisition Cost	[2]	₩ 21		₩ 21
Book value	[2]	21		21
Fair value	[2]	₩ 21		₩ 21
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	83		83
Ownership	[2]	0.07%		0.07%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
SH Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	39		39
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Daeyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	75		75
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Chandown Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			46
Ownership	[2]			0.14%
Acquisition Cost	[2]			₩ 9
Book value	[2]			9
Fair value	[2]			₩ 9
Getron Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	7,259		7,259
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 37		₩ 37
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Jungmun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	19		19
Ownership	[2]	0.26%		0.26%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
JM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	403		403
Ownership	[2]	0.67%		0.67%
Acquisition Cost	[2]	₩ 82		₩ 82
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
SGC Energy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	580,000		580,000
Ownership	[2]	5.00%		5.00%
Acquisition Cost	[2]	₩ 2,900		₩ 2,900
Book value	[2]	6,249		7,856
Fair value	[2]	₩ 6,249		₩ 7,856
Le Soleil KHNP LLC
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	137,600		137,600
Ownership	[2]	19.00%		19.00%
Acquisition Cost	[2]	₩ 1,376		₩ 1,376
Book value	[2]	1,376		1,376
Fair value	[2]	₩ 1,376		₩ 1,376
Ihsung CNI Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	127,660		127,660
Ownership	[2]	4.30%		4.30%
Acquisition Cost	[2]	₩ 1,500		₩ 1,500
Book value	[2]	1,937		2,016
Fair value	[2]	₩ 1,937		₩ 2,016
H Robotics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	903,601		903,601
Ownership	[2]	8.05%		8.05%
Acquisition Cost	[2]	₩ 4,000		₩ 4,000
Book value	[2]	5,639		5,638
Fair value	[2]	₩ 5,639		₩ 5,638
Good Tcells Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	11,364		11,364
Ownership	[2]	0.33%		0.34%
Acquisition Cost	[2]	₩ 500		₩ 500
Book value	[2]	399		347
Fair value	[2]	₩ 399		₩ 347
IPS Bio Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,975		1,975
Ownership	[2]	3.13%		3.13%
Acquisition Cost	[2]	₩ 1,000		₩ 1,000
Book value	[2]	897		843
Fair value	[2]	₩ 897		₩ 843
Nine B Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	5,000		5,000
Ownership	[2]	4.96%		4.96%
Acquisition Cost	[2]	₩ 1,000		₩ 1,000
Book value	[2]	1,000		1,000
Fair value	[2]	₩ 1,000		₩ 1,000
Choigang-gujo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	61		61
Ownership	[2]	0.45%		0.45%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Youngheung Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			101
Ownership	[2]			0.05%
Acquisition Cost	[2]			₩ 5
Book value	[2]			1
Fair value	[2]			₩ 1
Hosungsteel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	323		323
Ownership	[2]	0.26%		0.26%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Uktae IND. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	140		140
Ownership	[2]	0.12%		0.12%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
JFC Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	16		16
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Hyundai Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	28		28
Ownership	[2]	0.69%		0.69%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Daeil Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	301		301
Ownership	[2]	0.42%		0.42%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Seohan Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			83
Ownership	[2]			0.19%
Acquisition Cost	[2]			₩ 2
Book value	[2]			2
Fair value	[2]			₩ 2
Daehyeon Recycle Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	59		59
Ownership	[2]	0.61%		0.61%
Acquisition Cost	[2]	₩ 12		₩ 12
Book value	[2]	12		12
Fair value	[2]	₩ 12		₩ 12
Metal Link Inc. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	709		709
Ownership	[2]	0.17%		0.17%
Acquisition Cost	[2]	₩ 35		₩ 35
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Pipetec Korea Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	50		50
Ownership	[2]	0.07%		0.07%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
SungJin Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	803		803
Ownership	[2]	1.20%		1.20%
Acquisition Cost	[2]	₩ 24		₩ 24
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Yujin E&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	29		29
Ownership	[2]	0.18%		0.18%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Daishin Logistics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	13		13
Ownership	[2]	0.09%		0.09%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
JinSung Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	18		18
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 18		₩ 18
Book value	[2]	18		18
Fair value	[2]	₩ 18		₩ 18
Yongho Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	157		157
Ownership	[2]	0.22%		0.22%
Acquisition Cost	[2]	₩ 32		₩ 32
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Wow tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	369		369
Ownership	[2]	0.75%		0.75%
Acquisition Cost	[2]	₩ 11		₩ 11
Book value	[2]	11		11
Fair value	[2]	₩ 11		₩ 11
World Power Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	16		16
Ownership	[2]	0.28%		0.28%
Acquisition Cost	[2]	₩ 24		₩ 24
Book value	[2]	24		24
Fair value	[2]	₩ 24		₩ 24
PBM Auto Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,001		1,001
Ownership	[2]	1.06%		1.06%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
K2 Motors Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	54		54
Ownership	[2]	0.28%		0.28%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
CL Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	801		801
Ownership	[2]	2.25%		2.25%
Acquisition Cost	[2]	₩ 40		₩ 40
Book value	[2]	40		40
Fair value	[2]	₩ 40		₩ 40
Mirae Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	39		39
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Gentak Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	301		301
Ownership	[2]	0.31%		0.31%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Sungjin Chemical Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	118		118
Ownership	[2]	0.36%		0.36%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
LMAT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	198		198
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 20		₩ 20
Book value	[2]	20		20
Fair value	[2]	₩ 20		₩ 20
Poong Lim Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	25		25
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 38		₩ 38
Book value	[2]	38		38
Fair value	[2]	₩ 38		₩ 38
Dae Sung GeoTech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	631		631
Ownership	[2]	1.28%		1.28%
Acquisition Cost	[2]	₩ 32		₩ 32
Book value	[2]	32		32
Fair value	[2]	₩ 32		₩ 32
Saeheemang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	756		756
Ownership	[2]	0.60%		0.60%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Hakbong Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			1,460
Ownership	[2]			1.18%
Acquisition Cost	[2]			₩ 15
Book value	[2]			15
Fair value	[2]			₩ 15
Vornech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	431		431
Ownership	[2]	0.37%		0.37%
Acquisition Cost	[2]	₩ 11		₩ 11
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Woojin Formtech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	76		76
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Korea Engineer Manufacturing Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	114		114
Ownership	[2]	0.26%		0.26%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Sinwa J&K Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	476		476
Ownership	[2]	0.28%		0.28%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Owon E&G Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	132		132
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Guseong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	141		141
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Irefarm Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	45		45
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Nam-hae E&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			117
Ownership	[2]			0.10%
Acquisition Cost	[2]			₩ 2
Book value	[2]			2
Fair value	[2]			₩ 2
Haenarae Agricultural Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	15		15
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
DECO&E Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,261		1,261
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Design Beyond Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	17		17
Ownership	[2]	0.19%		0.19%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
LBK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8		8
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Duckwon industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	32		32
Ownership	[2]	0.43%		0.43%
Acquisition Cost	[2]	₩ 13		₩ 13
Book value	[2]	13		13
Fair value	[2]	₩ 13		₩ 13
ASPT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	64		64
Ownership	[2]	0.82%		0.82%
Acquisition Cost	[2]	₩ 19		₩ 19
Book value	[2]	19		19
Fair value	[2]	₩ 19		₩ 19
SIMA Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	29		29
Ownership	[2]	0.05%		0.05%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Jingkang Resources Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	90		90
Ownership	[2]	1.57%		1.57%
Acquisition Cost	[2]	₩ 13		₩ 13
Book value	[2]	13		13
Fair value	[2]	₩ 13		₩ 13
Eslin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	39		39
Ownership	[2]	0.14%		0.14%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Shinwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			275
Ownership	[2]			0.42%
Acquisition Cost	[2]			₩ 19
Book value	[2]			19
Fair value	[2]			₩ 19
CIC Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	96		96
Ownership	[2]	0.54%		0.54%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Orano Expansion
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	5,742,405		5,742,405
Ownership	[2]	4.72%		4.72%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Fourever Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	44		44
Ownership	[2]	0.10%		0.10%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Myungil Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	80		80
Ownership	[2]	0.10%		0.10%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Daeshin ECM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	182		182
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Greencarbon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	79		79
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Sunkoo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	4		4
Ownership	[2]	0.10%		0.10%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Jians Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	45		45
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
DH trading Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	891		891
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 178		₩ 178
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Sangsin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	29		29
Ownership	[2]	0.09%		0.09%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Steel focus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	154		154
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Kamada Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	437		437
Ownership	[2]	0.33%		0.33%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Fosys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	19		19
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
GB precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	137		137
Ownership	[2]	0.57%		0.57%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Ewon Art Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	185		185
Ownership	[2]	0.61%		0.61%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
DI Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3		3
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Hans AD Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	33		33
Ownership	[2]	0.35%		0.35%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Chaegim Environment Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	158		158
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Daesung Stain Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	32		32
Ownership	[2]	0.32%		0.32%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
YSM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	281		281
Ownership	[2]	2.07%		2.07%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
Dong In Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			65
Ownership	[2]			0.13%
Acquisition Cost	[2]			₩ 3
Book value	[2]			3
Fair value	[2]			₩ 3
U&I Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	50		50
Ownership	[2]	0.22%		0.22%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
World One Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	401		401
Ownership	[2]	0.58%		0.58%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Yewon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	24		24
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
TSNT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	119		119
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 24		₩ 24
Book value	[2]	24		24
Fair value	[2]	₩ 24		₩ 24
Shinsung Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	314		314
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 16		₩ 16
Book value	[2]	16		16
Fair value	[2]	₩ 16		₩ 16
Loft Garden Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1		1
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 0		₩ 0
Book value	[2]	0		0
Fair value	[2]	₩ 0		₩ 0
Handon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	74		74
Ownership	[2]	0.25%		0.25%
Acquisition Cost	[2]	₩ 11		₩ 11
Book value	[2]	11		11
Fair value	[2]	₩ 11		₩ 11
GH Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	82		82
Ownership	[2]	0.22%		0.22%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Daeo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	13		13
Ownership	[2]	0.23%		0.23%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Bokwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	76		76
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Samkum Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	201		201
Ownership	[2]	0.48%		0.48%
Acquisition Cost	[2]	₩ 40		₩ 40
Book value	[2]	40		40
Fair value	[2]	₩ 40		₩ 40
Dyntex Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	75		75
Ownership	[2]	0.28%		0.28%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Mirae Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	66		66
Ownership	[2]	0.15%		0.15%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Mideumeul-juneun-namu Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			119
Ownership	[2]			0.53%
Acquisition Cost	[2]			₩ 6
Book value	[2]			6
Fair value	[2]			₩ 6
Ilshin Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	36		36
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Magtec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			28
Ownership	[2]			0.00%
Acquisition Cost	[2]			₩ 6
Book value	[2]			6
Fair value	[2]			₩ 6
Sukwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2,885		2,885
Ownership	[2]	0.59%		0.59%
Acquisition Cost	[2]	₩ 29		₩ 29
Book value	[2]	29		29
Fair value	[2]	₩ 29		₩ 29
Hae-sung Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	159		159
Ownership	[2]	0.17%		0.17%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
White&Clean Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	330		330
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Michang Cable Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,096		1,096
Ownership	[2]	0.13%		0.26%
Acquisition Cost	[2]	₩ 16		₩ 16
Book value	[2]	16		16
Fair value	[2]	₩ 16		₩ 16
G.M Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	57		57
Ownership	[2]	0.16%		0.16%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Wecan Global Inc. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	165		165
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Daeju Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	11		11
Ownership	[2]	0.20%		0.20%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Hyundai Glass Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	860		860
Ownership	[2]	0.83%		0.83%
Acquisition Cost	[2]	₩ 43		₩ 43
Book value	[2]	43		43
Fair value	[2]	₩ 43		₩ 43
MEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	16,468		16,468
Ownership	[2]	1.17%		1.17%
Acquisition Cost	[2]	₩ 41		₩ 41
Book value	[2]	41		41
Fair value	[2]	₩ 41		₩ 41
Daeyeoneco Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	151		151
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 15		₩ 15
Book value	[2]	15		15
Fair value	[2]	₩ 15		₩ 15
Hyesung Cable&Communication Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	762		762
Ownership	[2]	0.39%		0.39%
Acquisition Cost	[2]	₩ 38		₩ 38
Book value	[2]	38		38
Fair value	[2]	₩ 38		₩ 38
Sangjin Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	428		428
Ownership	[2]	0.35%		0.35%
Acquisition Cost	[2]	₩ 21		₩ 21
Book value	[2]	21		21
Fair value	[2]	₩ 21		₩ 21
Topis Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	246		246
Ownership	[2]	0.71%		0.71%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
G & L Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			2
Ownership	[2]			0.06%
Acquisition Cost	[2]			₩ 0
Book value	[2]			0
Fair value	[2]			₩ 0
Cheonhae Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			72
Ownership	[2]			0.00%
Acquisition Cost	[2]			₩ 2
Book value	[2]			2
Fair value	[2]			₩ 2
Iksan-guwon Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	563		563
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 11		₩ 11
Book value	[2]	11		11
Fair value	[2]	₩ 11		₩ 11
Korea Remicon Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	36		36
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
New Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	23		23
Ownership	[2]	0.15%		0.15%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Segeon Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	124		124
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
MS Tech Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	9		9
Ownership	[2]	0.15%		0.15%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
J.I Steel Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	21		21
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
HNT Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	172		172
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Taejin Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	27		27
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Macroad Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	953		953
Ownership	[2]	0.17%		0.17%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Woongjin Energy Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	94		94
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Electric Contractors' Financial Cooperative Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			0
Ownership	[2]			0.00%
Acquisition Cost	[2]			₩ 39
Book value	[2]			39
Fair value	[2]			₩ 39
Information&Communication Financial Cooperative Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			0
Ownership	[2]			0.00%
Acquisition Cost	[2]			₩ 15
Book value	[2]			15
Fair value	[2]			₩ 15
Common Computer Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3,856		3,856
Ownership	[2]	1.64%		1.87%
Acquisition Cost	[2]	₩ 1,000		₩ 1,000
Book value	[2]	1,154		1,000
Fair value	[2]	₩ 1,154		₩ 1,000
Fine Powerex Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	72,633		72,633
Ownership	[2]	4.58%		4.92%
Acquisition Cost	[2]	₩ 1,500		₩ 1,500
Book value	[2]	1,772		1,500
Fair value	[2]	₩ 1,772		₩ 1,500
Eunsung Industrial Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3		3
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
KPE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	51		51
Ownership	[2]	0.19%		0.19%
Acquisition Cost	[2]	₩ 13		₩ 13
Book value	[2]	13		13
Fair value	[2]	₩ 13		₩ 13
Dongbangfarms Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	904		904
Ownership	[2]	0.55%		0.55%
Acquisition Cost	[2]	₩ 41		₩ 41
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Sungdo Pack Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	15		15
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Coffeenie Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2		2
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Medi Pharma Plan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,075		1,075
Ownership	[2]	0.26%		0.26%
Acquisition Cost	[2]	₩ 108		₩ 108
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Woori Ascon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	25		25
Ownership	[2]	0.34%		0.34%
Acquisition Cost	[2]	₩ 10		₩ 10
Book value	[2]	10		10
Fair value	[2]	₩ 10		₩ 10
Dong Shin Hydraulies Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	9,460		9,460
Ownership	[2]	0.14%		0.14%
Acquisition Cost	[2]	₩ 47		₩ 47
Book value	[2]	47		47
Fair value	[2]	₩ 47		₩ 47
Cheonwoo E.P.S Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	371		371
Ownership	[2]	1.10%		1.10%
Acquisition Cost	[2]	₩ 19		₩ 19
Book value	[2]	19		19
Fair value	[2]	₩ 19		₩ 19
Koa Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,244		1,244
Ownership	[2]	0.77%		0.77%
Acquisition Cost	[2]	₩ 12		₩ 12
Book value	[2]	12		12
Fair value	[2]	₩ 12		₩ 12
Jinwoo Textile Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			91
Ownership	[2]			0.68%
Acquisition Cost	[2]			₩ 9
Book value	[2]			9
Fair value	[2]			₩ 9
SKE Cable Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	120		120
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 6		₩ 6
Book value	[2]	6		6
Fair value	[2]	₩ 6		₩ 6
Hi Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,845		1,845
Ownership	[2]	1.94%		1.94%
Acquisition Cost	[2]	₩ 185		₩ 185
Book value	[2]	185		185
Fair value	[2]	₩ 185		₩ 185
Daeheung Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	65		65
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Etapol Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,361		1,361
Ownership	[2]	0.54%		0.54%
Acquisition Cost	[2]	₩ 41		₩ 41
Book value	[2]	41		41
Fair value	[2]	₩ 41		₩ 41
Yoongwon Korea Co., Ltd. (formerly, Yoongwon International Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	157		157
Ownership	[2]	1.47%		1.47%
Acquisition Cost	[2]	₩ 31		₩ 31
Book value	[2]	31		31
Fair value	[2]	₩ 31		₩ 31
Avoh CeramicBath Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	173		173
Ownership	[2]	0.14%		0.14%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
Dongyang R.P.F. Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	59		59
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Yuil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	14		14
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Taesan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	146		146
Ownership	[2]	0.69%		0.69%
Acquisition Cost	[2]	₩ 35		₩ 35
Book value	[2]	35		35
Fair value	[2]	₩ 35		₩ 35
Jico Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			10,581
Ownership	[2]			0.01%
Acquisition Cost	[2]			₩ 26
Book value	[2]			26
Fair value	[2]			₩ 26
K Shipbuilding Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			8,622
Ownership	[2]			0.25%
Acquisition Cost	[2]			₩ 1,078
Book value	[2]			1,078
Fair value	[2]			₩ 1,078
Seokjin E&T Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	81		81
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
Agencore Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	175,779		104,350
Ownership	[2]	8.32%		5.67%
Acquisition Cost	[2]	₩ 2,200		₩ 1,200
Book value	[2]	2,200		1,200
Fair value	[2]	₩ 2,200		₩ 1,200
SamHong Machinery. EMC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	476,192		476,192
Ownership	[2]	8.98%		19.23%
Acquisition Cost	[2]	₩ 5,000		₩ 5,000
Book value	[2]	5,000		5,000
Fair value	[2]	₩ 5,000		₩ 5,000
Thermo Tec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	446		446
Ownership	[2]	0.03%		0.03%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
DaeYang Hydro Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	6		6
Ownership	[2]	0.02%		0.02%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
SangMoo Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	24		24
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Jungin Distribution Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	17		17
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
TheSun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	77		77
Ownership	[2]	0.06%		0.06%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Daedong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			176
Ownership	[2]			0.33%
Acquisition Cost	[2]			₩ 18
Book value	[2]			18
Fair value	[2]			₩ 18
Daewoong and Technology Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	423		423
Ownership	[2]	1.14%		1.14%
Acquisition Cost	[2]	₩ 42		₩ 42
Book value	[2]	42		42
Fair value	[2]	₩ 42		₩ 42
Ebadom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			361
Ownership	[2]			0.21%
Acquisition Cost	[2]			₩ 58
Book value	[2]			58
Fair value	[2]			₩ 58
ChoungHwa Precise Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	428		428
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 43		₩ 43
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
Snopa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	458		458
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 5		₩ 5
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
Aloha Factory Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2,970		2,970
Ownership	[2]	3.70%		3.61%
Acquisition Cost	[2]	₩ 1,000		₩ 1,000
Book value	[2]	739		1,000
Fair value	[2]	₩ 739		₩ 1,000
Dailyshot Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,695		339
Ownership	[2]	1.85%		1.85%
Acquisition Cost	[2]	₩ 1,001		₩ 1,001
Book value	[2]	1,001		1,001
Fair value	[2]	₩ 1,001		₩ 1,001
Mediquitous Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			5,080
Ownership	[2]			0.69%
Acquisition Cost	[2]			₩ 1,250
Book value	[2]			1,250
Fair value	[2]			₩ 1,250
SKD Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			40
Ownership	[2]			0.28%
Acquisition Cost	[2]			₩ 20
Book value	[2]			20
Fair value	[2]			₩ 20
Samhyup Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	376		376
Ownership	[2]	0.91%		0.91%
Acquisition Cost	[2]	₩ 38		₩ 38
Book value	[2]	38		38
Fair value	[2]	₩ 38		₩ 38
Gogang Aluminum Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	828		828
Ownership	[2]	1.52%		1.52%
Acquisition Cost	[2]	₩ 41		₩ 41
Book value	[2]	41		41
Fair value	[2]	₩ 41		₩ 41
Taekwang Paper Board Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	133		133
Ownership	[2]	0.49%		0.49%
Acquisition Cost	[2]	₩ 23		₩ 23
Book value	[2]	23		23
Fair value	[2]	₩ 23		₩ 23
NY Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	33		33
Ownership	[2]	0.15%		0.15%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Sekwang Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			394
Ownership	[2]			0.84%
Acquisition Cost	[2]			₩ 79
Book value	[2]			79
Fair value	[2]			₩ 79
Dongbang Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,985		1,985
Ownership	[2]	0.32%		0.32%
Acquisition Cost	[2]	₩ 20		₩ 20
Book value	[2]	20		20
Fair value	[2]	₩ 20		₩ 20
Samwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	170		170
Ownership	[2]	0.25%		0.25%
Acquisition Cost	[2]	₩ 17		₩ 17
Book value	[2]	17		17
Fair value	[2]	₩ 17		₩ 17
Yurim CNF Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	15		15
Ownership	[2]	0.23%		0.23%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
Guseul Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	89		89
Ownership	[2]	0.23%		0.23%
Acquisition Cost	[2]	₩ 9		₩ 9
Book value	[2]	9		9
Fair value	[2]	₩ 9		₩ 9
Gaone International Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	54		54
Ownership	[2]	0.29%		0.29%
Acquisition Cost	[2]	₩ 14		₩ 14
Book value	[2]	14		14
Fair value	[2]	₩ 14		₩ 14
Daekwang Forging Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			1,298
Ownership	[2]			1.99%
Acquisition Cost	[2]			₩ 130
Book value	[2]			130
Fair value	[2]			₩ 130
Dongyang Pratech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	265		265
Ownership	[2]	1.21%		1.21%
Acquisition Cost	[2]	₩ 29		₩ 29
Book value	[2]	29		29
Fair value	[2]	₩ 29		₩ 29
Samjin Placo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	661		661
Ownership	[2]	0.52%		0.52%
Acquisition Cost	[2]	₩ 33		₩ 33
Book value	[2]	33		33
Fair value	[2]	₩ 33		₩ 33
MS Steel Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	167		167
Ownership	[2]	0.40%		0.40%
Acquisition Cost	[2]	₩ 8		₩ 8
Book value	[2]	8		8
Fair value	[2]	₩ 8		₩ 8
STS Global Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	9		9
Ownership	[2]	0.04%		0.04%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Y Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	855		855
Ownership	[2]	0.65%		0.65%
Acquisition Cost	[2]	₩ 34		₩ 34
Book value	[2]	34		34
Fair value	[2]	₩ 34		₩ 34
CK Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			4,178
Ownership	[2]			7.54%
Acquisition Cost	[2]			₩ 167
Book value	[2]			167
Fair value	[2]			₩ 167
J&J Tech Co.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	14		14
Ownership	[2]	0.22%		0.22%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Shield Board Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	165		165
Ownership	[2]	0.15%		0.15%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
SFC International Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	11		11
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Korea Ocean Machinery Technology Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			763
Ownership	[2]			0.45%
Acquisition Cost	[2]			₩ 76
Book value	[2]			76
Fair value	[2]			₩ 76
Hana ITM Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8,443		8,443
Ownership	[2]	0.70%		0.70%
Acquisition Cost	[2]	₩ 84		₩ 84
Book value	[2]	84		84
Fair value	[2]	₩ 84		₩ 84
Jeuvis Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	191		191
Ownership	[2]	0.30%		0.30%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
JBM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	662		662
Ownership	[2]	0.34%		0.34%
Acquisition Cost	[2]	₩ 20		₩ 20
Book value	[2]	20		20
Fair value	[2]	₩ 20		₩ 20
Jungwoo Metal Solution Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	27		27
Ownership	[2]	0.08%		0.08%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
MS Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	220		220
Ownership	[2]	0.16%		0.16%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
YM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2		2
Ownership	[2]	0.01%		0.01%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
C&C ENG Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	439		439
Ownership	[2]	1.59%		1.59%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Minjin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]			24
Ownership	[2]			0.01%
Acquisition Cost	[2]			₩ 1
Book value	[2]			1
Fair value	[2]			₩ 1
Daejoo E&G Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	133		133
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 27		₩ 27
Book value	[2]	27		27
Fair value	[2]	₩ 27		₩ 27
Taeyoung Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	31		31
Ownership	[2]	0.22%		0.22%
Acquisition Cost	[2]	₩ 1		₩ 1
Book value	[2]	1		1
Fair value	[2]	₩ 1		₩ 1
Shin Heung Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	93		93
Ownership	[2]	4.63%		4.63%
Acquisition Cost	[2]	₩ 4		₩ 4
Book value	[2]	4		4
Fair value	[2]	₩ 4		₩ 4
TaeGwang PC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	530		530
Ownership	[2]	0.90%		0.90%
Acquisition Cost	[2]	₩ 13		₩ 13
Book value	[2]	13		13
Fair value	[2]	₩ 13		₩ 13
KyeongGwang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	244		244
Ownership	[2]	1.04%		1.04%
Acquisition Cost	[2]	₩ 7		₩ 7
Book value	[2]	7		7
Fair value	[2]	₩ 7		₩ 7
Altron Jeonju Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	34,846		34,846
Ownership	[2]	1.34%		1.34%
Acquisition Cost	[2]	₩ 697		₩ 697
Book value	[2]	5		5
Fair value	[2]	₩ 5		₩ 5
SKD Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	40
Ownership	[2]	0.28%
Acquisition Cost	[2]	₩ 20
Book value	[2]	20
Fair value	[2]	₩ 20
Moohan Enterprise Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	63
Ownership	[2]	0.12%
Acquisition Cost	[2]	₩ 3
Book value	[2]	3
Fair value	[2]	₩ 3
Value Invest Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8
Ownership	[2]	0.00%
Acquisition Cost	[2]	₩ 2
Book value	[2]	2
Fair value	[2]	₩ 2
Beomju Co Ltd [Member]
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,037
Ownership	[2]	0.60%
Acquisition Cost	[2]	₩ 42
Book value	[2]	42
Fair value	[2]	₩ 42
C&A Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	42,062
Ownership	[2]	0.26%
Acquisition Cost	[2]	₩ 21
Book value	[2]	21
Fair value	[2]	₩ 21
Vehicle System Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	225
Ownership	[2]	0.19%
Acquisition Cost	[2]	₩ 23
Book value	[2]	23
Fair value	[2]	₩ 23
CH Solution Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,456
Ownership	[2]	0.16%
Acquisition Cost	[2]	₩ 4
Book value	[2]	4
Fair value	[2]	₩ 4
HNT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8,567
Ownership	[2]	0.09%
Acquisition Cost	[2]	₩ 9
Book value	[2]	9
Fair value	[2]	₩ 9
Sunquen Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	4
Ownership	[2]	0.01%
Acquisition Cost	[2]	₩ 0
Book value	[2]	0
Fair value	[2]	₩ 0
Hapdong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	7,096
Ownership	[2]	1.08%
Acquisition Cost	[2]	₩ 106
Book value	[2]	106
Fair value	[2]	₩ 106
Shabath Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	48
Ownership	[2]	0.04%
Acquisition Cost	[2]	₩ 6
Book value	[2]	6
Fair value	[2]	₩ 6
Woori Elec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	102
Ownership	[2]	0.17%
Acquisition Cost	[2]	₩ 5
Book value	[2]	5
Fair value	[2]	₩ 5
Dong-Yang Special Casting Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,027
Ownership	[2]	0.41%
Acquisition Cost	[2]	₩ 21
Book value	[2]	21
Fair value	[2]	₩ 21
DYC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	638
Ownership	[2]	1.73%
Acquisition Cost	[2]	₩ 96
Book value	[2]	96
Fair value	[2]	₩ 96
Haegang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,687
Ownership	[2]	1.13%
Acquisition Cost	[2]	₩ 25
Book value	[2]	25
Fair value	[2]	₩ 25
Daone Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	860
Ownership	[2]	0.23%
Acquisition Cost	[2]	₩ 9
Book value	[2]	9
Fair value	[2]	₩ 9
Yeowoon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	3
Ownership	[2]	0.00%
Acquisition Cost	[2]	₩ 0
Book value	[2]	0
Fair value	[2]	₩ 0
Evertrue Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	15
Ownership	[2]	0.00%
Acquisition Cost	[2]	₩ 0
Book value	[2]	0
Fair value	[2]	₩ 0
Black Materials Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	37,038
Ownership	[2]	8.31%
Acquisition Cost	[2]	₩ 500
Book value	[2]	500
Fair value	[2]	₩ 500
K Shipbuilding Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8,622
Ownership	[2]	0.25%
Acquisition Cost	[2]	₩ 1,078
Book value	[2]	1,078
Fair value	[2]	₩ 1,078
Seohan Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	83
Ownership	[2]	0.19%
Acquisition Cost	[2]	₩ 2
Book value	[2]	2
Fair value	[2]	₩ 2
Andong Trading Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	42		42
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 2		₩ 2
Book value	[2]	2		2
Fair value	[2]	₩ 2		₩ 2
RMK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	63		63
Ownership	[2]	0.90%		0.90%
Acquisition Cost	[2]	₩ 22		₩ 22
Book value	[2]	22		22
Fair value	[2]	₩ 22		₩ 22
Shinjin International Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	4
Ownership	[2]	0.01%
Acquisition Cost	[2]	₩ 1
Book value	[2]	1
Fair value	[2]	₩ 1
Asan Wood
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	6,391
Ownership	[2]	1.03%
Acquisition Cost	[2]	₩ 64
Book value	[2]	64
Fair value	[2]	₩ 64
Seil Textile Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	16		16
Ownership	[2]	0.15%		0.15%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
JSL Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	51		51
Ownership	[2]	0.49%		0.49%
Acquisition Cost	[2]	₩ 3		₩ 3
Book value	[2]	3		3
Fair value	[2]	₩ 3		₩ 3
3i Powergen Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	0
Ownership	[2]	15.00%
Acquisition Cost	[2]	₩ 1,482
Book value	[2]	0
Fair value	[2]	₩ 0
PT. Kedap Sayaaq
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	671
Ownership	[2]	10.00%
Acquisition Cost	[2]	₩ 18,540
Book value	[2]	0
Fair value	[2]	₩ 0
Mediquitous Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	5,080
Ownership	[2]	0.64%
Acquisition Cost	[2]	₩ 1,250
Book value	[2]	1,250
Fair value	[2]	₩ 1,250
Monit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	166,667
Ownership	[2]	14.29%
Acquisition Cost	[2]	₩ 1,000
Book value	[2]	1,000
Fair value	[2]	₩ 1,000
Enersys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	9,763
Ownership	[2]	19.62%
Acquisition Cost	[2]	₩ 2,050
Book value	[2]	2,050
Fair value	[2]	₩ 2,050
Kalman Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	23,172
Ownership	[2]	10.02%
Acquisition Cost	[2]	₩ 1,000
Book value	[2]	1,000
Fair value	[2]	₩ 1,000
HiMet Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,754,386
Ownership	[2]	13.93%
Acquisition Cost	[2]	₩ 5,000
Book value	[2]	5,000
Fair value	[2]	₩ 5,000
Wonil Image Maker Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	16
Ownership	[2]	0.04%
Acquisition Cost	[2]	₩ 0
Book value	[2]	0
Fair value	[2]	₩ 0
Ohbaksa.com Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	52
Ownership	[2]	0.23%
Acquisition Cost	[2]	₩ 3
Book value	[2]	3
Fair value	[2]	₩ 3
Hanyang Electric Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	918
Ownership	[2]	3.27%
Acquisition Cost	[2]	₩ 92
Book value	[2]	92
Fair value	[2]	₩ 92
Geumchang Synthetic Fiber Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	119
Ownership	[2]	1.02%
Acquisition Cost	[2]	₩ 12
Book value	[2]	12
Fair value	[2]	₩ 12
Sung Min Fishery Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	371
Ownership	[2]	0.09%
Acquisition Cost	[2]	₩ 4
Book value	[2]	4
Fair value	[2]	₩ 4
Dreamfact Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	77
Ownership	[2]	0.10%
Acquisition Cost	[2]	₩ 3
Book value	[2]	3
Fair value	[2]	₩ 3
Donyworld Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	125
Ownership	[2]	0.68%
Acquisition Cost	[2]	₩ 10
Book value	[2]	10
Fair value	[2]	₩ 10
Dongsuh Companies Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	18
Ownership	[2]	0.23%
Acquisition Cost	[2]	₩ 2
Book value	[2]	2
Fair value	[2]	₩ 2
Dondodam Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	262
Ownership	[2]	0.34%
Acquisition Cost	[2]	₩ 13
Book value	[2]	13
Fair value	[2]	₩ 13
Vision Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,732
Ownership	[2]	1.00%
Acquisition Cost	[2]	₩ 86
Book value	[2]	86
Fair value	[2]	₩ 86
Aone Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	156
Ownership	[2]	0.89%
Acquisition Cost	[2]	₩ 16
Book value	[2]	16
Fair value	[2]	₩ 16
Ecoplus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	2,786
Ownership	[2]	0.91%
Acquisition Cost	[2]	₩ 3
Book value	[2]	3
Fair value	[2]	₩ 3
Libechen Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	151
Ownership	[2]	0.13%
Acquisition Cost	[2]	₩ 8
Book value	[2]	8
Fair value	[2]	₩ 8
Hongin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	18
Ownership	[2]	0.03%
Acquisition Cost	[2]	₩ 5
Book value	[2]	5
Fair value	[2]	₩ 5
Bolim Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	37
Ownership	[2]	0.10%
Acquisition Cost	[2]	₩ 5
Book value	[2]	5
Fair value	[2]	₩ 5
Neo Life Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	19
Ownership	[2]	0.04%
Acquisition Cost	[2]	₩ 0
Book value	[2]	0
Fair value	[2]	₩ 0
Daehong Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	1,152
Ownership	[2]	1.01%
Acquisition Cost	[2]	₩ 85
Book value	[2]	85
Fair value	[2]	₩ 85
T-Eng Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	123
Ownership	[2]	1.05%
Acquisition Cost	[2]	₩ 25
Book value	[2]	25
Fair value	[2]	₩ 25
Badanuri
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	8
Ownership	[2]	0.10%
Acquisition Cost	[2]	₩ 2
Book value	[2]	2
Fair value	[2]	₩ 2
Daeyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	178
Ownership	[2]	0.56%
Acquisition Cost	[2]	₩ 63
Book value	[2]	63
Fair value	[2]	₩ 63
Ki Soo Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	325
Ownership	[2]	0.44%
Acquisition Cost	[2]	₩ 98
Book value	[2]	98
Fair value	[2]	₩ 98
DNGV
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	5,516
Ownership	[2]	0.14%
Acquisition Cost	[2]	₩ 11
Book value	[2]	11
Fair value	[2]	₩ 11
BJ Korea
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	446
Ownership	[2]	0.81%
Acquisition Cost	[2]	₩ 40
Book value	[2]	40
Fair value	[2]	₩ 40
R&S Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	291
Ownership	[2]	0.61%
Acquisition Cost	[2]	₩ 4
Book value	[2]	4
Fair value	[2]	₩ 4
Daekyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	85
Ownership	[2]	0.66%
Acquisition Cost	[2]	₩ 17
Book value	[2]	17
Fair value	[2]	₩ 17
Gunsan Bio Energy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2],[5]	200,000
Ownership	[2],[5]	18.87%
Acquisition Cost	[2],[5]	₩ 1,000
Book value	[2],[5]	0
Fair value	[2],[5]	0
Debt securities [member]
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[2]	4,571
Book value	[2]	4,627
Fair value	[2]	₩ 4,627
Aron Flying Ship Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	0		0
Ownership	[2]	0.00%		0.00%
Acquisition Cost	[2]	₩ 491		₩ 500
Book value	[2]	547		529
Fair value	[2]	₩ 547		₩ 529
Ino Platech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	0
Ownership	[2]	0.00%
Acquisition Cost	[2]	₩ 1,080
Book value	[2]	1,080
Fair value	[2]	₩ 1,080
Daebon Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[2]	0
Ownership	[2]	0.00%
Acquisition Cost	[2]	₩ 3,000
Book value	[2]	3,000
Fair value	[2]	₩ 3,000

[1]	The shares were acquired through a debt-to-equity conversion during the year ended December 31, 2023, in accordance with the corporate rehabilitation procedures of BDI Co., Ltd. Since the Company has no capacity to exercise significant influence until the rehabilitation procedures are complete, the Company has classified the investment as financial assets measured at fair value through other comprehensive income.
[2]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.
[3]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2023.
[4]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2022.
[5]	The investee declared bankruptcy during the year ended December 31, 2023. The Company has no capacity to exercise significant influence on the investee due to the receivership of the investee by a trustee in bankruptcy, so the investment was reclassified as financial assets measured at fair value through other comprehensive income.